Significant accounting policies (Details) - Schedule of closing and average exchange rates for the most significant foreign currencies	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Switzerland [Member]
Significant accounting policies (Details) - Schedule of closing and average exchange rates for the most significant foreign currencies [Line Items]
Reporting entities	5
Closing rate	1.0000	1.0000	1.0000
Average exchange rate	1.0000	1.0000	1.0000
United States [Member]
Significant accounting policies (Details) - Schedule of closing and average exchange rates for the most significant foreign currencies [Line Items]
Reporting entities	1
Closing rate	0.8840	0.9674	0.9827
Average exchange rate	0.9581	0.9938	0.9768
Europe [Member]
Significant accounting policies (Details) - Schedule of closing and average exchange rates for the most significant foreign currencies [Line Items]
Reporting entities	1
Closing rate	1.0817	1.0855	1.1283
Average exchange rate	1.0825	1.1128	1.1573
Australia [Member]
Significant accounting policies (Details) - Schedule of closing and average exchange rates for the most significant foreign currencies [Line Items]
Reporting entities	1
Closing rate	0.6822
Average exchange rate	0.6546